Corporate transactions - Discontinued US operations held for distribution, Carried at fair value (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2 | Discontinued US operations
Financial instruments
Financial assets	$ 3,000
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	$ 153,832	$ 149,454
Percentage of total (%)	100.00%
Total financial instruments at fair value	$ 147,237	143,181
At fair value | Loans
Financial instruments
Financial assets	565
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	60,466
At fair value | Debt securities
Financial instruments
Financial assets	92,728
At fair value | Other investments (including derivative assets)
Financial instruments
Financial assets	485
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(412)
At fair value | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,770)
At fair value | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	279,923
Total financial instruments at fair value	275,620	258,788
At fair value | Discontinued US operations | Loans
Financial instruments
Financial assets	3,538
At fair value | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	239,975
At fair value | Discontinued US operations | Debt securities
Financial instruments
Financial assets	33,028
At fair value | Discontinued US operations | Other investments (including derivative assets)
Financial instruments
Financial assets	3,434
At fair value | Discontinued US operations | Derivative liabilities
Financial instruments
Financial liabilities	(52)
At fair value | Discontinued US operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(599)
At fair value | Discontinued US operations | Other financial liabilities
Financial instruments
Financial liabilities	(3,704)
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	$ 127,719	124,346
Percentage of total (%)	83.00%
Total financial instruments at fair value	$ 121,949	118,882
At fair value | Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	52,299
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	75,221
At fair value | Level 1 | Other investments (including derivative assets)
Financial instruments
Financial assets	391
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(192)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(5,770)
At fair value | Level 1 | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	244,282
Total financial instruments at fair value	244,282	224,340
At fair value | Level 1 | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	239,814
At fair value | Level 1 | Discontinued US operations | Debt securities
Financial instruments
Financial assets	4,468
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	$ 25,604	24,624
Percentage of total (%)	17.00%
Total financial instruments at fair value	$ 24,779	23,815
At fair value | Level 2 | Loans
Financial instruments
Financial assets	560
At fair value | Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	7,695
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	17,475	18,868
At fair value | Level 2 | Other investments (including derivative assets)
Financial instruments
Financial assets	94
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(220)
At fair value | Level 2 | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	30,001
Total financial instruments at fair value	30,001	33,078
At fair value | Level 2 | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	58
At fair value | Level 2 | Discontinued US operations | Debt securities
Financial instruments
Financial assets	28,529
At fair value | Level 2 | Discontinued US operations | Other investments (including derivative assets)
Financial instruments
Financial assets	1,466
At fair value | Level 2 | Discontinued US operations | Derivative liabilities
Financial instruments
Financial liabilities	(52)
At fair value | Level 3
Financial instruments
Total financial investments, net of derivative liabilities	$ 509	484
Percentage of total (%)	0.00%
Total financial instruments at fair value	$ 509	484
At fair value | Level 3 | Loans
Financial instruments
Financial assets	5	6
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	472	445	$ 264
Total financial instruments at fair value	472	445
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	32	33	6
At fair value | Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities			(2)
At fair value | Level 3 | Discontinued US operations
Financial instruments
Total financial investments, net of derivative liabilities	5,640
Total financial instruments at fair value	1,337	$ 1,370	$ 1,140
At fair value | Level 3 | Discontinued US operations | Loans
Financial instruments
Financial assets	3,538
At fair value | Level 3 | Discontinued US operations | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	103
At fair value | Level 3 | Discontinued US operations | Debt securities
Financial instruments
Financial assets	31
At fair value | Level 3 | Discontinued US operations | Other investments (including derivative assets)
Financial instruments
Financial assets	1,968
At fair value | Level 3 | Discontinued US operations | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(599)
At fair value | Level 3 | Discontinued US operations | Other financial liabilities
Financial instruments
Financial liabilities	$ (3,704)